Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Current	$ 745	$ 1,907
Long-term	7,563	9,959
Other provisions	$ 8,308	$ 11,866	$ 13,373